Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

As of June 30, 2026, amounts due from affiliates consisted of the following:

Name	Amount	Relationship	Note
3D Global	$33,636	The Company’s CEO, the director of YD Biopharma, holds 12.8764% of 3D Global shares	Prepaid royalty fee

As of December 31, 2025, amounts due from affiliates consisted of the following:

Name	Amount	Relationship	Note
3D Global	$33,636	The Company’s CEO, the director of YD Biopharma, holds 12.8764% of 3D Global shares	Prepaid royalty fee
EG BioMed	$291,540	The Company’s CEO, the director of the Company, holds 45.3% of the shares of EG BioMed	Prepayment of research and development expenses and other expenses

As of June 30, 2026, the amounts due to affiliates consisted of the following:

Name	Amount	Relationship	Note
3D Global	$310,000	The Company’s CEO, the director of YD Biopharma, holds 12.8764% of 3D Global shares	Research and development expenses payable
EG Bio USA	$45,000	EG Bio USA is a wholly owned subsidiary of EG BioMed	Rental expenses and service charge for laboratory payable
EG BioMed	$3,864	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed	Research and development expenses payable

As of December 31, 2025, the amounts due to affiliates consisted of the following:

Name	Amount	Relationship	Note
3D Global	$350,400	The Company’s CEO, the director of YD Biopharma, holds 12.8764% of 3D Global shares	Trade payables of the Company, interest free and payment on demand
3D Global	$420,429	The Company’s CEO, the director of YD Biopharma, holds 12.8764% of 3D Global shares	Research and development expenses payable
EG Bio USA	$48,471	EG Bio USA is a wholly owned subsidiary of EG BioMed	Rental expenses and service charge for laboratory payable

During the six months ended June 30, 2026, the Company had the following transactions with affiliates:

Name	Amount	Relationship	Note
3D Global	$1,104,877	The Company’s CEO, the director of Company, holds 12.8764% of the shares of 3D Global	Research and development expenses
EG BioMed	$3,889	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed	Research and development expenses
EG Bio USA	$90,000	EG Bio USA is a wholly-owned subsidiary of EG BioMed	Rental expenses and service charge for laboratory

During the six months ended June 30, 2025, the Company had the following transactions with affiliates:

Name	Amount	Relationship	Note
3D Global	$775,318	The Company’s CEO, the director of Company, holds 12.8764% of the shares of 3D Global	Research and development expenses
3D Global	$359,091	The Company’s CEO, the director of Company, holds 12.8764% of the shares of 3D Global	Products transaction
3D Global	$2,273	The Company’s CEO, the director of Company, holds 12.8764% of the shares of 3D Global	Royalties
EG BioMed	$16,071	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed	Research and development expenses
EG Bio USA	$45,000	EG Bio USA is a wholly-owned subsidiary of EG BioMed	Rental expenses and service charge for laboratory